Related Party Transactions	4 Months Ended	6 Months Ended
	May 21, 2014	Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 – TRANSACTIONS WITH RELATED PARTIES

Accounts payable to related parties for reimbursement of expenses and settlement of current liabilities is $48,625 as of May 21, 2014. Those parties include Chisholm Partners II, LLC. and E. Will Gray, the Company’s CEO and Director.

The $1,898,947 of oil and natural gas assets were transferred at cost from a related party to the Company in exchange for 10,000,000 shares of common stock.

NOTE 5 – RELATED PARTY TRANSACTIONS

On June 2, 2014, the Company issued 10,000,000 shares of its common stock to Chisholm II, Dala’s sole stockholder prior to the Merger, in exchange for oil and natural gas assets. As the leases were transferred to the Company by the sole shareholder of the Company, the leases were recorded based on the historical cost basis of the contributing shareholder of $1,898,947.

The Company has a service agreement with Chisholm II to use its existing technical exploration team for general and administrative-type services on behalf of the Company. The Company is obligated to pay Chisholm II $25,000 per month plus expenses for these services. For the period from Inception to June 30, 2014, the Company paid $65,539 for its services.

In June 2014, the Company entered into an Option Participation Agreement with Chisholm II, whereby Chisholm II granted the Company the option, at the Company’s own election, to participate for up to twenty-five percent (25%) of Chisholm II’s share of each drilling operation in search for oil or gas in the State of Kansas undertaken by Chisholm II.

The Company had general and administrative expenses paid on its behalf by Chisholm II in the amount of $25,178 during the period from Inception to June 30, 2014, which the Company had reimbursed by June 30, 2014. The Company also had general and administrative expenses paid on its behalf by an officer of the Company in the amount of $12,501. The balance due to the officer is $4,288 as of June 30, 2014.